Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2010
Payment Date	8/16/2010
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,035,544.01

Principal:
Principal Collections	$22,766,335.57
Prepayments in Full	$12,581,658.10
Liquidation Proceeds	$267,451.62
Recoveries	$(826.20)

Sub Total	$35,614,619.09

Collections	$39,650,163.10

Purchase Amounts:
Purchase Amounts Related to Principal	$129,024.35
Purchase Amounts Related to Interest	$930.36

Sub Total	$129,954.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$39,780,117.81

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2010
Payment Date	8/16/2010
Transaction Month	4
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,780,117.81
Servicing Fee	$886,452.73	$886,452.73	$0.00	$0.00	$38,893,665.08
Interest — Class A-1 Notes	$48,147.31	$48,147.31	$0.00	$0.00	$38,845,517.77
Interest — Class A-2 Notes	$122,280.00	$122,280.00	$0.00	$0.00	$38,723,237.77
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$38,303,037.77
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$38,043,962.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,043,962.77
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$37,965,707.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,965,707.35
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$37,908,284.02
Third Priority Principal Payment	$10,950,162.85	$10,950,162.85	$0.00	$0.00	$26,958,121.17
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$26,885,896.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,885,896.17
Regular Principal Payment	$130,238,779.72	$26,885,896.17	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$39,780,117.81

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$10,950,162.85
Regular Principal Payment	$26,885,896.17

Total	$37,836,059.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original Balance
	Actual	Balance	Actual	Balance	Actual
Class A-1 Notes	$37,836,059.02	$132.76	$48,147.31	$0.17	$37,884,206.33	$132.93
Class A-2 Notes	$0.00	$0.00	$122,280.00	$0.60	$122,280.00	$0.60
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$37,836,059.02	$39.98	$1,057,606.06	$1.12	$38,893,665.08	$41.09

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2010
Payment Date	8/16/2010
Transaction Month	4
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$141,188,942.57	0.4953998	$103,352,883.55	0.3626417
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$946,438,942.57	0.8680935	$908,602,883.55	0.8333895

Pool Information
Weighted Average APR		4.579%		4.552%
Weighted Average Remaining Term		52.64		51.85
Number of Receivables Outstanding		51,757		50,491
Pool Balance		$1,063,743,278.19		$1,027,887,793.14
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$945,732,107.75		$914,088,779.72
Pool Factor		0.8864528		0.8565732
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$15,418,316.90
Yield Supplement Overcollateralization Amount	$113,799,013.42
Targeted Overcollateralization Amount	$117,217,331.46
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$119,284,909.59
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2010
Payment Date	8/16/2010
Transaction Month	4
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	154	$111,015.41
(Recoveries)	2	$(826.20)

Net Losses for Current Collection Period		$111,841.61
Cumulative Net Losses Last Collection Period		$224,008.69

Cumulative Net Losses for all Collection Periods		$335,850.30
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.13%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.69%	332	$7,115,769.97
61-90 Days Delinquent	0.06%	30	$597,970.17
91-120 Days Delinquent	0.02%	10	$219,631.11
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.77%	372	$7,933,371.25

Repossesion Inventory:

Repossesed in the Current Collection Period		29	$548,102.42
Total Repossesed Inventory		42	$901,605.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0439%
Preceding Collection Period			0.2017%
Current Collection Period			0.1283%
Three Month Average			0.1246%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0038%
Preceding Collection Period			0.0483%
Current Collection Period			0.0792%
Three Month Average			0.0438%